Shareholder Report, Line Graph (Details)	6 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	20 Months Ended	30 Months Ended	38 Months Ended	46 Months Ended	52 Months Ended	60 Months Ended	70 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000210296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.64%		30.88%								15.61%	15.80%
C000221226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.34%			7.40%						1.36%
C000226201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.51%		25.97%						11.45%
C000226202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.63%		8.77%						2.94%
C000232558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.07%		31.17%					12.03%
C000236859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.31%			27.36%			5.96%
C000242802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.88%		15.32%			19.21%
C000245618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.25%		20.68%		28.05%
C000248199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.79%	14.48%
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	10.81%	17.84%	26.91%								15.20%	15.70%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	7.37%			20.72%			13.69%			12.31%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	10.85%		26.71%		34.46%	26.18%			11.78%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	1.53%		9.44%						4.48%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	10.12%		26.38%					10.52%
STOXX Global Breakthrough Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Breakthrough Healthcare Index
Average Annual Return, Percent	2.39%			10.27%						(0.93%)
MSCI ACWI SMID Growth Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI SMID Growth Health Care Index
Average Annual Return, Percent	2.93%			11.33%						(0.79%)
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	6.77%		19.54%			18.12%